Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Capital Management and Risk Policies

NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES
The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the integral management of risks faced by Banco Galicia has been assigned to the Risk Area Management, ensuring its independence from the rest of the business areas by depending directly on the Bank’s General Management. Likewise, in order to have timely information and an agile and efficient structure that allows responding and adapting to the prevailing macro and microeconomic variables, the functions of granting and recovering credits, both for companies and individuals, are in charge of managements directly reporting to the Area, thus seeking greater efficiency in decision-making.
Additionally, the control and prevention of the risks of money laundering, terrorist financing, and other illicit activities, are in charge of the Prevention of Money Laundering Management, reporting to the Board of Directors, thus ensuring the Board of Directors is fully knowledgeable of the risks the Bank is exposed to, being in charge of designing and proposing the required policies and procedures for their identification, evaluation, follow-up, control, and mitigation.
The Risk Appetite framework has been specified as the risk level that would eventually be assumed in order to meet the business objectives. This specified Risk Appetite framework counts on different levels of risk acceptance, both in individual and consolidated terms. The Risk Appetite monitors, through a series of metrics and associated thresholds, the main risks assumed by the Bank, and divides them into the following dimensions: (i) Capital Risk (or Solvency); (ii) Financial Risk; (iii) Credit Risk; (iv) Operational Risk; (v) Cybersecurity. It should be noted that the last two dimensions also include monitoring the Reputational and Technological Risks.
Additionally, the Risks Area Management monitors the risk appetite set up, and conducts prospective analysis of the risk levels, aligning the management to the strategy and the business plan defined by the Board of Directors. It also promotes corporate policies aimed at mitigating verified (or potential) deviations from the accepted risk levels.
Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (Proceso de Evaluación de Suficiencia de Capital—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2024, and December 31, 2023, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations. The balances of these items for Banco Galicia are detailed below, in accordance with the regulations and the currency in force each year.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2024, and December 31, 2023, is as follows:

	12.31.24	12.31.23
Basic Shareholders’ Equity	6,170,810,792	1,600,079,694
(Deductible Items)	(982,150,688)	(304,644,028)
Equity Tier 1	5,188,660,104	1,295,435,666
Complementing shareholders’ Equity	51,625,000	80,848,330
Equity Tier 2	51,625,000	80,848,330
Regulatory Capital (RPC)	5,240,285,104	1,376,283,996
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.24	12.31.23
Credit Risk	1,431,086,626	288,667,341
Market Risk	71,490,398	52,837,873
Operational Risk	479,696,205	112,505,729
Minimum Capital Requirement	1,982,273,229	454,010,943
Integration	5,240,285,104	1,376,283,996
Excess	3,258,011,875	922,273,053
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework and policies are adopted that consider the risk profile and appetite to achieve long-term strategic objectives.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:
•Brokerage of Government and Provincial Securities.
•Brokerage of Currencies on the Spot and Futures Markets
•Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.
•Brokerage of Debt Instruments Issued by the Argentine Central Bank.
•Brokerage of Third-party Debt securities.
•Brokerage of Shares.
For the fiscal year 2024, a limit of 2.25% of TIER1 was set for all operations, with a closing amount of Ps.29,147,302.
At the close of the fiscal year, Banco Galicia's trading portfolio position exposed to price variations amounted to Ps. 3,332,111,000 (Ps. 993,445,000 of fixed income and Ps. 2,338,666,000 of currency). For each percentage of negative variation in prices, the impact on results was a decrease of Ps. 33,321,000.
Additionally, for the fiscal year 2024, a limit of Ps. 9,292,500 was set for all the operations of Banco GGAL S.A. As of 12.31.2024, the bank's trading portfolio position exposed to price fluctuations was Ps. 50,228,726 in Fixed Rate. For each percentage of negative price variation, the impact on results was a decrease of Ps. 1,944.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The composition of Assets and Liabilities in domestic currency and foreign currency exposes the Bank’s financial position to the so-called “Currency Risk”, as a consequence of market fluctuations in the prices of the different currencies in which Financial Assets and Liabilities are nominated.
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.24
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	9,614,818	(9,253,012)	283,581	645,387
Euro	24,278	(13,881)	—	10,397
Canadian Dollar	1,800	(47)	—	1,753
Real	351	—	—	351
Swiss Franc	360	(376)	—	(16)
Others	2,014	(588)	—	1,426
Total	9,643,621	(9,267,904)	283,581	659,298
(*) Includes the following items: Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

	Balances as of 12.31.23
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	6,371,912	(4,920,469)	134,136	1,585,579
Euro	65,431	(12,142)	—	53,289
Canadian Dollar	1,797	(163)	—	1,634
Real	762	—	—	762
Swiss Franc	886	(651)	—	235
Others	2,123	(91)	—	2,032
Total	6,442,911	(4,933,516)	134,136	1,643,531
(*) Includes the following items:Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

		Balances as of 12.31.24		Balances as of 12.31.23
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	64,539	709,926	158,558	1,744,137
	-10%	(64,539)	580,848	(158,558)	1,427,021
Euro	10%	1,040	11,437	5,329	58,618
	-10%	(1,040)	9,357	(5,329)	47,960
Canadian Dollar	10%	175	1,928	163	1,797
	-10%	(175)	1,578	(163)	1,471
Real	10%	35	386	76	838
	-10%	(35)	316	(76)	686
Swiss Franc	10%	(2)	(18)	24	259
	-10%	2	(14)	(24)	211
Others	10%	143	1,569	203	2,235
	-10%	(143)	1,283	(203)	1,829
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.
This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach (RFN), for which a “base case scenario” is submitted to a 400 basis points “interest rates” shock for Argentine pesos, and 200 basis points for Dollars and CER/UVA, and the variation of the Net Financial Income is estimated and compared with the limits assigned to said changes in the variables subject to control. For “long-term approach” (VP), statistical simulations of interest rates are performed, and a “critical” scenario is obtained, arising from the exposure to the interest rate risk presented by the balance sheet structure. The economic capital is obtained from the difference resulting from the “critical” scenario and the balance sheet market value, within a 99.5% confidence interval.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.24
Total Financial Assets	9,219,630,136	2,502,217,479	2,456,120,724	1,756,606,570	9,319,610,037	25,254,184,946
Total Financial Liabilities	15,980,969,770	988,877,285	765,238,898	170,878,735	5,880,311,019	23,786,275,707
Net Amount	(6,761,339,634)	1,513,340,194	1,690,881,826	1,585,727,835	3,439,299,018	1,467,909,239
As of 12.31.23
Total Financial Assets	11,110,373,006	1,200,849,527	1,014,404,944	713,551,537	5,297,282,907	19,336,461,921
Total Financial Liabilities	11,040,230,501	666,825,393	234,770,244	151,575,793	3,982,375,327	16,075,777,258
Net Amount	70,142,505	534,024,134	779,634,700	561,975,744	1,314,907,580	3,260,684,663
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2024. The percentage change budgeted by the Group for fiscal year 2024 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 bp	6,408,630	0.4%
Increase in Interest Rate	100 bp	(5,143,453)	(0.4)%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:
•the assets that are part thereof do not have a sufficient secondary market; or
•market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement, and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2024, and December 31, 2023, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.24
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,485,258,885	3,651,463	3,159,235	26,449,024	9,958,608	1,528,477,215
Derivative Financial Instruments	4,161,315	—	—	—	—	4,161,315
Other Financial Assets	1,916,450,677	1,239,122	1,501,717	36,687,449	—	1,955,878,965
Loans and Other Financing	19,506,763,411	5,569,902,799	2,462,830,730	3,918,693,071	807,432,050	32,265,622,061
Other Debt Securities	4,501,540,086	872,932	3,268,891	2,093,541	—	4,507,775,450
Financial Assets Pledged as Collateral	1,484,416,075	—	—	—	—	1,484,416,075
Investments in Equity Instruments	42,086,831	—	—	—	—	42,086,831
Liabilities
Deposits	17,989,740,395	637,490,242	56,949,446	2,563,048	—	18,686,743,131
Liabilities at fair value through profit or loss	9,005,522	—	—	—	—	9,005,522
Derivative Financial Instruments	5,451,239	1,820,652	400,364	—	—	7,672,255
Repurchase Transactions	389,701,262	—	—	—	—	389,701,262
Other Financial Liabilities	2,886,381,893	587,800,901	4,525,950	1,730,402	4,474,871	3,484,914,017
Lease liabilities	16,032,305	3,671,682	4,769,813	35,958,833	544,392	60,977,025
Financing Received from the Argentine Central Bank and Other Financial Institutions	145,884,917	238,005,390	78,687,076	32,687,640	7,480,320	502,745,343
Debt Securities	17,816,575	496,965,121	239,119,435	421,554,276	—	1,175,455,407
Subordinated Debt Securities	10,233,053	—	10,233,053	277,384,338	—	297,850,444

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.23
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,278,621,871	21,349,104	45,365,216	4,810,268	—	1,350,146,459
Derivative Financial Instruments	76,849,407	—	—	—	—	76,849,407
Repurchase Transactions	2,647,539,877	—	—	—	—	2,647,539,877
Other Financial Assets	296,577,249	3,916,209	4,714,909	121,986,184	—	427,194,551
Loans and Other Financing	10,400,536,645	2,958,092,270	952,724,748	836,743,620	309,336,467	15,457,433,750
Other Debt Securities	4,203,751,927	3,495,243	3,926,082	13,976,607	—	4,225,149,859
Financial Assets Pledged as Collateral	939,774,618	—	—	—	—	939,774,618
Investments in Equity Instruments	20,987,009	—	—	—	—	20,987,009
Liabilities
Deposits	12,298,906,038	383,279,219	47,563,773	157,484	—	12,729,906,514
Liabilities measured at Fair Value trough Profit or Loss	107,760,501	—	—	—	—	107,760,501
Derivative Financial Instruments	26,651,539	—	—	—	—	26,651,539
Repurchase transactions	50,839,676	—	—	—	—	50,839,676
Other Financial Liabilities	2,371,347,117	342,123,294	6,194,735	18,606,615	7,658,967	2,745,930,728
Lease Liabilities	1,760,943	4,573,060	6,103,592	14,636,102	15,842,291	42,915,988
Financing Received from the Argentine Central Bank and Other Financial Institutions	136,469,253	188,088,109	52,082,917	9,637,894	—	386,278,173
Debt Securities	34,703,265	153,129,186	41,791,353	17,117,212	—	246,741,016
Subordinated Debt Securities	32,933,667	—	17,155,767	466,283,726	—	516,373,160
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.
The credit quality of debt securities as of December 31, 2024, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.24
AAA	—	—	—	—	—	26,942,895	13,691,975	40,634,870
AAA(arg)	—	—	—	—	—	—	20,926,229	20,926,229
Aaa.ar	—	—	—	—	—	—	21,093,752	21,093,752
AA+	—	—	—	—	—	—	11,430,455	11,430,455
AA+(arg)	—	—	—	—	—	—	2,519,677	2,519,677
AA+.ar	—	—	—	—	—	—	59,935	59,935
AA(arg)+	—	—	—	—	—	—	4,073,152	4,073,152
AA	—	—	—	—	—	—	9,914,211	9,914,211
AA(arg)	—	—	—	—	—	—	10,372,309	10,372,309
AA.ar	—	—	—	—	—	—	45,789	45,789
AA-	—	—	—	—	—	—	312,350	312,350
AA-(arg)	—	—	—	—	—	—	285,264	285,264
AA(arg)-	—	—	—	—	—	—	101,887	101,887
A+	—	—	—	—	—	—	3,058,577	3,058,577
A+.ar	—	—	—	—	—	—	808,572	808,572
A1(arg)	—	—	—	—	—	—	473,738	473,738
A1(arg)+	—	—	—	—	—	—	4,145,188	4,145,188
A1+	—	—	—	—	—	—	3,658,075	3,658,075
A-1.ar	—	—	—	—	—	—	4,091,749	4,091,749
A	—	—	—	—	—	—	125,950	125,950
A(arg)	—	—	—	—	—	—	3,364,133	3,364,133
A2(arg)	—	—	—	—	—	—	224,602	224,602
A-	—	—	—	—	—	—	280,981	280,981
A-(arg)	—	—	—	—	—	—	344,611	344,611
A-.ar	—	—	—	—	—	—	962,162	962,162
BBB+	—	—	—	—	—	—	288,182	288,182
BBB(arg)	—	—	—	—	—	—	2,828	2,828
BB(arg)	—	—	—	—	—	—	12,011	12,011
raB+	—	—	—	—	—	—	703,078	703,078
B	—	—	—	—	—	—	1,249	1,249
B-	—	—	—	—	—	—	111	111
BB-	—	—	—	—	—	—	8,858,583	8,858,583
CCC+	—	—	—	—	—	—	28	28
CCC	919,962,513	48,620,216	4,089,407	377,627,382	2,594,477	—	1,102,144	1,353,996,139
C(arg)	—	—	—	—	—	—	31,336	31,336
D(arg)	—	—	—	—	—	—	1,447,351	1,447,351
Total	919,962,513	48,620,216	4,089,407	377,627,382	2,594,477	26,942,895	128,812,224	1,508,649,114
The credit quality of debt securities as of December 31, 2023, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.23
AAA	—	43,962	—	—	—	34,659,533	27,587,456	62,290,951
AA+	—	—	4,988,997	—	—	—	1,089,844	6,078,841
AA	—	138,768	—	—	—	—	14,757,523	14,896,291
AA-	1,138,327	—	—	—	—	—	372,077	1,510,404
A+	—	—	—	—	—	—	5,652,721	5,652,721
A1	—	—	—	—	—	—	264,263	264,263
A	—	—	—	—	—	—	3,365,456	3,365,456
A2	—	—	—	—	—	—	583,602	583,602
A-	—	1,685,305	—	—	—	—	1,365,731	3,051,036
BBB-	—	2	—	—	—	—	—	2
B1	—	369,109	—	—	—	—	—	369,109
BB-	—	—	—	—	—	—	1,414,198	1,414,198
CCC	1,190,786,516	—	—	13,601,843	—	—	92,186	1,204,480,545
Total	1,191,924,843	2,237,146	4,988,997	13,601,843	—	34,659,533	56,545,057	1,303,957,419
Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are measured at both amortized cost and fair value through OCI.
The standard establishes a "three stages" model for impairment based on changes in credit quality since initial recognition. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired, and Stage 3 comprises financial assets which are defaulted and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:
•Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12-month ECL.
•Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of default of an asset throughout its life, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.
A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
The ECLs are estimated both individually and collectively. The objective of the Group's individual estimate is to estimate expected losses for certain impaired loans or for those loans that require specific treatment.
The population of individual cases can be divided as follows:
•For impaired loans that meet the following conditions: commercial portfolio, debt of more than one million dollars, and BCRA classification "C" or higher, an individual report is prepared in which the recovery expectation and its complement, the LGD, are analyzed to determine the expected loss.
•For loans with specific analyses, when it is detected that there are cases in which the collective model does not reflect the expected loss expectation, the estimate is made individually. In addition to what was mentioned in the first point, a PD estimate is also made.
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes.
The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja X, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:
•Stage 1: in the case of retail portfolios, it includes every operation up to 30 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A1) (i.e. low risk of bankruptcy).
•Stage 2: considers two groups:
◦For retail and retail like Portfolios between 31 and 90 days past due. For wholesale it considers credit ratings for which the risk of default has increased significantly (B).
◦Probability of Default (“PD”) or Score with impairment risk.
•Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E). Furthermore, this stage also includes refinanced transactions originated more than 90 days past due or with another transaction in force within the last 24 months.
Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:
____________________

[1]	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

(*)	It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**)	Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
The credit analysis for wholesale loans is not the same as for retail loans, Grupo Galicia’s definition of default for wholesale portfolios is based on a credit analysis of the individual borrower.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:
•Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.
•Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the potential time of default.
•Loss given Default (“LGD”): this represents Grupo Galicia’s expectation of effective loss from the total exposure at default. Its value changes according to the counterparty, seniority of the claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per Peso of exposure at the time of default and is calculated on a 12-month or lifetime basis, where 12-month LGD is the percentage loss expected to be incurred if default occurs within the next 12 months and lifetime LGD is the percentage loss expected to be incurred if default occurs during the remaining life of the financial instrument.
The ECL is determined by projecting the PD, LGD, and EAD for each future month and for each individual exposure or group segment. These three components are multiplied and adjusted for the probability of survival (i.e., the exposure has not been prepaid or entered default in a prior month). This effectively calculates an ECL for each future month, which is then discounted to the filing date and aggregated. The discount rate used in calculating the ECL is the original effective interest rate or an approximation thereof.
An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.
Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:
•An unbiased weighted probability index determined by the evaluation of different outcomes.
•Time value of money
•Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, Grupo Galicia prepared three different scenarios with different probabilities: a base scenario with 70% probability of occurrence, a pessimistic scenario with 15% probability of occurrence and an optimistic scenario with 15% probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to take time value of money into account, Grupo assumes expected losses will take place according to the PD behavior.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2025(*)	QII - 2025 (*)	QIII - 2025 (*)	QIV - 2025 (*)
GDP	Base	3.7%	7.1%	5.0%	5.9%
	Optimistic	4.2%	8.1%	6.6%	8.0%
	Pessimistic	1.6%	2.9%	-1.1%	-2.2%
Unemployment Rate	Base	-8.6%	-7.5%	-2.9%	-1.7%
	Optimistic	-13.8%	-12.7%	-8.5%	-7.3%
	Pessimistic	17.5%	19.0%	24.8%	26.4%
Real Salary	Base	14.8%	7.1%	4.9%	4.9%
	Optimistic	16.7%	9.0%	7.3%	8.1%
	Pessimistic	12.4%	1.1%	-4.2%	-7.1%
Badlar rate	Base	-62.3%	-7.9%	-25.3%	-21.7%
	Optimistic	-74.0%	-37.8%	-50.7%	-49.7%
	Pessimistic	-52.9%	44.2%	22.4%	34.8%
Consumer Price Index (CPI)	Base	56.8%	40.5%	32.1%	27.3%
	Optimistic	53.6%	34.8%	24.1%	17.2%
	Pessimistic	68.5%	62.3%	64.2%	70.2%
(*) These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	709,331,237	757,951,958
Retail, Retail like and Wholesale ECL	453,144,951	499,750,516
Naranja ECL	256,186,286	258,201,442

Scenario 2 (change in forecast GDP, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Badlar rate	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		711,094,139
Retail, Retail like and Wholesale RCL		452,892,697
Naranja ECL		258,201,442
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	4,656,644,832	217,842,645	39,913,921	4,914,401,398	2,122,664,791
1-30	141,708,368	42,799,786	11,421,813	195,929,967	56,582,477
31-60	—	62,234,203	10,189,157	72,423,360	19,971,141
61-90	—	29,348,133	19,263,986	48,612,119	17,078,626
Default	—	—	136,138,315	136,138,315	84,953,354
Gross Carrying amount	4,798,353,200	352,224,767	216,927,192	5,367,505,159	2,301,250,389
Loss allowance	(177,751,593)	(40,375,315)	(149,614,406)	(367,741,314)	(155,554,256)
Net Carrying amount	4,620,601,607	311,849,452	67,312,786	4,999,763,845	2,145,696,133

	Retail like Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	2,283,979,966	43,243,937	8,101,152	2,335,325,055	1,421,577,886
1-30	25,152,242	6,241,972	2,661,554	34,055,768	21,989,447
31-60	—	3,043,171	499,279	3,542,450	6,478,366
61-90	—	2,031,944	1,136,135	3,168,079	4,388,811
Default	—	—	18,149,796	18,149,796	24,575,499
Gross Carrying amount	2,309,132,208	54,561,024	30,547,916	2,394,241,148	1,479,010,009
Loss allowance	(16,005,417)	(4,431,838)	(16,494,146)	(36,931,401)	(29,432,061)
Net Carrying amount	2,293,126,791	50,129,186	14,053,770	2,357,309,747	1,449,577,948

	Wholesale Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	7,555,015,491	1,989,176	—	7,557,004,667	8,996,946,711
B1	898,210,483	1,776,056	189,553	900,176,092	4,862,555
Default	—	—	28,033,596	28,033,596	2,963,199
Gross Carrying amount	8,453,225,974	3,765,232	28,223,149	8,485,214,355	9,004,772,465
Loss allowance	(36,580,258)	(365,151)	(11,526,827)	(48,472,236)	(23,415,568)
Net Carrying amount	8,416,645,716	3,400,081	16,696,322	8,436,742,119	8,981,356,897

	Naranja X
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	3,024,782,355	185,296,862	75,423	3,210,154,640	1,901,746,803
1-30	164,448,403	36,823,076	20,931	201,292,410	83,542,584
31-60	—	105,632,364	47,583	105,679,947	26,897,608
61-90	—	72,772,775	1,422,237	74,195,012	11,093,212
Default	—	—	129,310,422	129,310,422	39,864,792
Gross Carrying amount	3,189,230,758	400,525,077	130,876,596	3,720,632,431	2,063,144,999
Loss allowance	(108,875,413)	(65,327,342)	(81,983,531)	(256,186,286)	(92,766,769)
Net Carrying amount	3,080,355,345	335,197,735	48,893,065	3,464,446,145	1,970,378,230

	Retail Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,661,141,387	442,799,373	18,724,031	2,122,664,791	944,489,597
1-30	28,563,596	24,814,727	3,204,154	56,582,477	25,830,575
31-60	—	17,545,729	2,425,412	19,971,141	9,460,281
61-90	—	11,867,353	5,211,273	17,078,626	6,593,090
Default	—	—	84,953,354	84,953,354	59,849,441
Gross Carrying amount	1,689,704,983	497,027,182	114,518,224	2,301,250,389	1,046,222,984
Loss allowance	(32,885,912)	(33,333,052)	(89,335,292)	(155,554,256)	(132,444,735)
Net Carrying amount	1,656,819,071	463,694,130	25,182,932	2,145,696,133	913,778,249

	Retail like Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,198,081,512	216,806,103	6,690,271	1,421,577,886	723,871,047
1-30	10,546,131	9,693,744	1,749,572	21,989,447	7,801,817
31-60	—	5,572,328	906,038	6,478,366	1,643,773
61-90	—	3,234,143	1,154,668	4,388,811	1,122,820
Default	—	—	24,575,499	24,575,499	9,447,989
Gross Carrying amount	1,208,627,643	235,306,318	35,076,048	1,479,010,009	743,887,446
Loss allowance	(5,836,074)	(5,081,800)	(18,514,187)	(29,432,061)	(17,936,844)
Net Carrying amount	1,202,791,569	230,224,518	16,561,861	1,449,577,948	725,950,602

	Wholesale Portfolio
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	8,832,948,834	163,997,877	—	8,996,946,711	2,179,730,806
B1	—	4,842,841	19,714	4,862,555	910,121
Default	—	—	2,963,199	2,963,199	3,096,934
Gross Carrying amount	8,832,948,834	168,840,718	2,982,913	9,004,772,465	2,183,737,861
Loss allowance	(16,665,627)	(4,651,647)	(2,098,294)	(23,415,568)	(10,667,498)
Net Carrying amount	8,816,283,207	164,189,071	884,619	8,981,356,897	2,173,070,363

	Naranja X
	December 31, 2023				December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	1,890,843,075	10,903,728	—	1,901,746,803	718,386,434
1-30	80,429,278	3,113,306	—	83,542,584	34,271,433
31-60	—	26,897,608	—	26,897,608	10,288,175
61-90	—	11,093,212	—	11,093,212	5,385,482
Default	—	—	39,864,792	39,864,792	16,826,950
Gross Carrying amount	1,971,272,353	52,007,854	39,864,792	2,063,144,999	785,158,474
Loss allowance	(54,475,076)	(13,428,932)	(24,862,761)	(92,766,769)	(40,860,416)
Net Carrying amount	1,916,797,277	38,578,922	15,002,031	1,970,378,230	744,298,058
The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	626,409,093	(9,486,373)	616,922,720	—
Documents	3,927,828,023	(13,868,245)	3,913,959,778	—
Mortgage Loans	317,644,027	(9,100,058)	308,543,969	861,771,410
Pledge Loans	397,641,851	(13,265,367)	384,376,484	493,646,489
Personal Loans	1,763,502,535	(203,144,302)	1,560,358,233	—
Credit Card Loans	6,164,899,626	(378,741,237)	5,786,158,389	—
Financial Leases	31,859,811	(889,857)	30,969,954	—
Other Financial Assets	1,404,412,008	(1,463,622)	1,402,948,386	—
Other Debt Securities	2,194,682,315	(14,384,785)	2,180,297,530	—
Financial Assets Pledged as Collateral	1,337,551,989	(68,316)	1,337,483,673	—
Others	1,801,161,815	(64,919,075)	1,736,242,740	1,894,287,111
Total as of December 31, 2024	19,967,593,093	(709,331,237)	19,258,261,856	3,249,705,010
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	354,981
50 to 60%	126,083
60 to 70%	93,982
70 to 80%	141,114
80 to 90%	17,975
90 to 100%	6,446
Higher than 100%	11,123
Total	751,704
Evolution of the exposure to credit risk and the related allowances
The credit risk allowance recognized in the fiscal year is affected by a variety of factors, such as:
•transfers between Stage 1 and Stages 2 or 3 because the financial instruments experience significant credit risk increases (or decreases), or become impaired in the period, with the corresponding “increase” (or “decrease”) between the 12-month and Lifetime ECL;
•additional allocations for new financial instruments recognized during the fiscal year, as well as reversals of allowances for loan losses for financial instruments derecognized in the fiscal year;
•impact on ECL measurements of changes in PD, EAD and LGD in the fiscal year, arising from the periodic update of inputs to the models;
•impact on ECL measurement due to changes in models and assumptions;
•impacts due to passing of time resulting from an update to the present value;
•local currency translations for assets denominated in foreign currency and other changes;
•financial assets derecognized during the period and application of allowances related to assets derecognized in the balance sheet during the fiscal year; and

The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	32,885,912	33,333,052	89,335,292	155,554,256
Inflation effect	(35,689,230)	(22,075,621)	(61,270,709)	(119,035,560)
Financial instruments arising from business combinations (*)	3,836,677	—	1,569,520	5,406,197
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(627,926)	627,926	—	—
Transfer from Stage 1 to Stage 3	(524,271)	—	524,271	—
Transfer from Stage 2 to Stage 1	7,455,588	(7,455,588)	—	—
Transfer from Stage 2 to Stage 3	—	(917,003)	917,003	—
Transfer from Stage 3 to Stage 2	—	5,833,372	(5,833,372)	—
Transfer from Stage 3 to Stage 1	615,299	—	(615,299)	—
New Financial Assets Originated or Purchased	117,458,914	30,311,546	147,301,539	295,071,999
Changes in PDs/LGDs/EADs	52,900,396	5,217,019	2,944,972	61,062,387
Foreign exchange and other movements	4,736,622	1,359,856	134,126,858	140,223,336
Write-offs	(852,166)	—	(80,112,376)	(80,964,542)
Other movements with no P&L impact
Financial assets collected during the year	(4,444,222)	(5,859,244)	(79,273,293)	(89,576,759)
Loss Allowance as of December 31, 2024	177,751,593	40,375,315	149,614,406	367,741,314
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	5,836,074	5,081,800	18,514,187	29,432,061
Inflation effect	(5,223,505)	(3,182,189)	(10,880,281)	(19,285,975)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(90,506)	90,506	—	—
Transfer from Stage 1 to Stage 3	(23,417)	—	23,417	—
Transfer from Stage 2 to Stage 1	646,130	(646,130)	—	—
Transfer from Stage 2 to Stage 3	—	(119,396)	119,396	—
Transfer from Stage 3 to Stage 2	—	124,378	(124,378)	—
Transfer from Stage 3 to Stage 1	35,217	—	(35,217)	—
New Financial Assets Originated or Purchased	15,684,854	3,650,459	13,836,792	33,172,105
Changes in PDs/LGDs/EADs	1,062,314	346,491	464,097	1,872,902
Foreign exchange and other movements	(183,846)	554,681	24,999,373	25,370,208
Write-offs	—	—	(12,918,990)	(12,918,990)
Other movements with no P&L impact
Financial assets collected during the year	(1,737,898)	(1,468,762)	(17,504,250)	(20,710,910)
Loss Allowance as of December 31, 2024	16,005,417	4,431,838	16,494,146	36,931,401

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	16,665,627	4,651,647	2,098,294	23,415,568
Inflation effect	(11,455,823)	(2,380,758)	(1,111,728)	(14,948,309)
Financial instruments arising from business combinations (*)	1,826,769	—	3,367,419	5,194,188
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2)	2	—	—
Transfer from Stage 1 to Stage 3	(2)	—	2	—
Transfer from Stage 2 to Stage 1	199,526	(199,526)	—	—
Transfer from Stage 2 to Stage 3	—	(907,436)	907,436	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	54,631,501	119,278	5,927,393	60,678,172
Changes in PDs/LGDs/EADs	(1,022,663)	238,388	(106,143)	(890,418)
Foreign exchange and other movements	(15,983,090)	(11,953)	3,764,928	(12,230,115)
Write-offs	(400,593)	—	(951,203)	(1,351,796)
Other movements with no P&L impact
Financial assets collected during the year	(7,880,992)	(1,144,491)	(2,369,571)	(11,395,054)
Loss Allowance as of December 31, 2024	36,580,258	365,151	11,526,827	48,472,236
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	54,475,076	13,428,932	24,862,761	92,766,769
Inflation effect	(43,345,065)	(15,737,972)	(19,358,780)	(78,441,817)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,599,127)	1,599,127	—	—
Transfer from Stage 1 to Stage 3	(1,595,711)	—	1,595,711	—
Transfer from Stage 2 to Stage 1	3,593,796	(3,593,796)	—	—
Transfer from Stage 2 to Stage 3	—	(661,754)	661,754	—
Transfer from Stage 3 to Stage 2	—	3,571	(3,571)	—
Transfer from Stage 3 to Stage 1	136,872	—	(136,872)	—
New Financial Assets Originated or Purchased	77,559,529	72,610,161	50,705,819	200,875,509
Changes in PDs/LGDs/EADs	91,836,389	8,389,571	42,570,850	142,796,810
Other movements with no P&L impact
Financial assets collected during the year	(72,186,346)	(10,710,498)	(18,914,141)	(101,810,985)
Loss Allowance as of December 31, 2024	108,875,413	65,327,342	81,983,531	256,186,286

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	93,582,059	70,859,938	119,783,536	284,225,533
Inflation effect	(66,097,728)	(60,853,385)	(129,588,497)	(256,539,610)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,819,979)	3,819,979	—	—
Transfer from Stage 1 to Stage 3	(1,841,501)	—	1,841,501	—
Transfer from Stage 2 to Stage 1	4,987,863	(4,987,863)	—	—
Transfer from Stage 2 to Stage 3	—	(2,907,166)	2,907,166	—
Transfer from Stage 3 to Stage 2	—	1,965,532	(1,965,532)	—
Transfer from Stage 3 to Stage 1	2,008,876	—	(2,008,876)	—
New Financial Assets Originated or Purchased	29,112,092	33,238,891	129,721,728	192,072,711
Changes in PDs/LGDs/EADs	(7,649,601)	(1,340,917)	(6,673,941)	(15,664,459)
Foreign exchange and other movements	(9,669,785)	7,715,897	19,521,190	17,567,302
Other movements with no P&L impact
Financial assets collected during the year	(7,726,384)	(14,177,854)	(44,202,983)	(66,107,221)
Loss Allowance as of December 31, 2023	32,885,912	33,333,052	89,335,292	155,554,256

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	30,245,310	5,790,026	18,708,295	54,743,631
Inflation effect	(19,782,379)	(6,482,858)	(23,946,248)	(50,211,485)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(874,517)	874,517	—	—
Transfer from Stage 1 to Stage 3	(184,304)	—	184,304	—
Transfer from Stage 2 to Stage 1	393,832	(393,832)	—	—
Transfer from Stage 2 to Stage 3	—	(176,802)	176,802	—
Transfer from Stage 3 to Stage 2	—	53,581	(53,581)	—
Transfer from Stage 3 to Stage 1	48,557	—	(48,557)	—
New Financial Assets Originated or Purchased	6,874,793	5,691,370	28,143,512	40,709,675
Changes in PDs/LGDs/EADs	323,041	94,052	(548,200)	(131,107)
Foreign exchange and other movements	(444,249)	970,228	3,534,565	4,060,544
Other movements with no P&L impact
Financial assets collected during the year	(10,764,010)	(1,338,482)	(7,636,705)	(19,739,197)
Loss Allowance as of December 31, 2023	5,836,074	5,081,800	18,514,187	29,432,061

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	19,063,344	2,892,147	1,838,744	23,794,235
Inflation effect	(16,710,074)	(4,970,731)	(2,647,839)	(24,328,644)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(239,412)	239,412	—	—
Transfer from Stage 1 to Stage 3	(40,071)	—	40,071	—
Transfer from Stage 2 to Stage 1	625	(625)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	27,265,894	3,527,250	4,558,298	35,351,442
Changes in PDs/LGDs/EADs	(278,565)	51,194	(591,416)	(818,787)
Foreign exchange and other movements	(4,917,268)	3,991,185	111,589	(814,494)
Other movements with no P&L impact
Financial assets collected during the year	(7,478,846)	(1,078,185)	(1,211,153)	(9,768,184)
Loss Allowance as of December 31, 2023	16,665,627	4,651,647	2,098,294	23,415,568

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	53,397,449	22,359,808	35,921,402	111,678,659
Inflation effect	(59,367,108)	(20,170,910)	(30,221,707)	(109,759,725)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(927,246)	927,246	—	—
Transfer from Stage 1 to Stage 3	(1,101,022)	—	1,101,022	—
Transfer from Stage 2 to Stage 1	830	(954,950)	954,120	—
Transfer from Stage 2 to Stage 3	2,619,814	(2,620,870)	1,056	—
Transfer from Stage 3 to Stage 2	—	107,567	(107,567)	—
Transfer from Stage 3 to Stage 1	724,550	—	(724,550)	—
New Financial Assets Originated or Purchased	21,940,069	6,498,670	9,464,262	37,903,001
Changes in PDs/LGDs/EADs	34,206,010	15,476,254	33,591,671	83,273,935
Foreign exchange and other movements	6,946,311	1,118,138	1,004,250	9,068,699
Other movements with no P&L impact
Financial assets collected during the year	(3,964,581)	(9,312,021)	(26,121,198)	(39,397,800)
Loss Allowance as of December 31, 2023	54,475,076	13,428,932	24,862,761	92,766,769

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	77,211,783	132,321,224	202,910,025	412,443,032
Inflation effect	(47,988,338)	(63,513,869)	(99,304,050)	(210,806,257)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,621,375)	2,621,375	—	—
Transfer from Stage 1 to Stage 3	(1,378,949)	—	1,378,949	—
Transfer from Stage 2 to Stage 1	7,761,296	(7,761,296)	—	—
Transfer from Stage 2 to Stage 3	—	(3,773,245)	3,773,245	—
Transfer from Stage 3 to Stage 2	—	3,776,154	(3,776,154)	—
Transfer from Stage 3 to Stage 1	6,061,686	—	(6,061,686)	—
New Financial Assets Originated or Purchased	73,299,228	55,462,314	65,877,304	194,638,846
Changes in PDs/LGDs/EADs	6,181,401	7,557,380	(9,804,651)	3,934,130
Foreign exchange and other movements	(13,817,392)	(27,167,530)	10,400,776	(30,584,146)
Other movements with no P&L impact
Financial assets collected during the year	(11,127,281)	(28,662,569)	(45,610,222)	(85,400,072)
Loss Allowance as of December 31, 2022	93,582,059	70,859,938	119,783,536	284,225,533

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	3,405,161	17,982,265	34,469,275	55,856,701
Inflation effect	(8,878,083)	(7,764,004)	(16,150,832)	(32,792,919)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(71,949)	71,949	—	—
Transfer from Stage 1 to Stage 3	(18,140)	—	18,140	—
Transfer from Stage 2 to Stage 1	308,305	(308,305)	—	—
Transfer from Stage 2 to Stage 3	—	(83,086)	83,086	—
Transfer from Stage 3 to Stage 2	—	314,864	(314,864)	—
Transfer from Stage 3 to Stage 1	223,526	—	(223,526)	—
New Financial Assets Originated or Purchased	32,673,906	4,304,453	13,858,547	50,836,906
Changes in PDs/LGDs/EADs	4,802,019	1,192,781	(171,256)	5,823,544
Foreign exchange and other movements	(854,359)	(9,107,742)	(3,256,122)	(13,218,223)
Other movements with no P&L impact
Financial assets collected during the year	(1,345,076)	(813,149)	(9,604,153)	(11,762,378)
Loss Allowance as of December 31, 2022	30,245,310	5,790,026	18,708,295	54,743,631

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	19,354,513	4,226,108	9,638,780	33,219,401
Inflation effect	(9,290,704)	(2,185,649)	(3,186,956)	(14,663,309)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(15,956)	15,956	—	—
Transfer from Stage 1 to Stage 3	(4,902)	—	4,902	—
Transfer from Stage 2 to Stage 1	421,161	(421,161)	—	—
Transfer from Stage 2 to Stage 3	—	(311)	311	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	21,490,869	2,641,612	1,004,463	25,136,944
Changes in PDs/LGDs/EADs	(20,195)	(217,992)	(658)	(238,845)
Foreign exchange and other movements	(518,837)	431,102	945,758	858,023
Other movements with no P&L impact
Financial assets collected during the year	(12,352,605)	(1,597,518)	(6,567,856)	(20,517,979)
Loss Allowance as of December 31, 2022	19,063,344	2,892,147	1,838,744	23,794,235

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2021	75,000,670	16,609,699	35,632,090	127,242,459
Inflation effect	(42,613,401)	(13,517,596)	(23,878,897)	(80,009,894)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,542,535)	1,542,535	—	—
Transfer from Stage 1 to Stage 3	(1,849,606)	—	1,849,606	—
Transfer from Stage 2 to Stage 1	1,085,859	(1,085,859)	—	—
Transfer from Stage 2 to Stage 3	—	(1,646,783)	1,646,783	—
Transfer from Stage 3 to Stage 2	—	104,494	(104,494)	—
Transfer from Stage 3 to Stage 1	143,005	—	(143,005)	—
New Financial Assets Originated or Purchased	25,827,343	27,854,758	43,827,972	97,510,073
Changes in PDs/LGDs/EADs	(11,445,197)	(1,163,465)	(2,610,302)	(15,218,964)
Foreign exchange and other movements	12,839,097	(1,572,216)	5,776,524	17,043,405
Other movements with no P&L impact
Financial assets collected during the year	(4,047,786)	(4,765,759)	(26,074,875)	(34,888,420)
Loss Allowance as of December 31, 2022	53,397,449	22,359,808	35,921,402	111,678,659
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,689,704,983	497,027,182	114,518,224	2,301,250,389
Financial instruments arising from business combinations (*)	975,212,868	—	20,538,817	995,751,685
Transfers:
Transfers from Stage 1 to Stage 2	(18,861,883)	18,861,883	—	—
Transfers from Stage 1 to Stage 3	(10,818,757)	—	10,818,757	—
Transfers from Stage 2 to stage 1	151,799,213	(151,799,213)	—	—
Transfers from Stage 2 to Stage 3	(7,170,381)	(7,042,005)	14,212,386	—
Transfers from Stage 3 to Stage 2	252,780	8,369,863	(8,622,643)	—
Transfers from Stage 3 to Stage 1	1,032,465	—	(1,032,465)	—
Financial assets derecognized during the period other than write-offs	(135,290,496)	(44,842,663)	(40,329,319)	(220,462,478)
New financial assets originated or purchased	1,475,782,247	211,684,576	162,696,530	1,850,163,353
Financial instruments written off	—	—	(80,374,955)	(80,374,955)
Foreign exchange and other movements	1,590,476,853	88,750,728	86,431,768	1,765,659,349
Inflation Effect	(913,766,692)	(268,785,584)	(61,929,908)	(1,244,482,184)
Gross carrying amount as of December 31, 2024	4,798,353,200	352,224,767	216,927,192	5,367,505,159
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,208,627,643	235,306,318	35,076,048	1,479,010,009
Transfers:
Transfers from Stage 1 to Stage 2	(3,823,006)	3,823,006	—	—
Transfers from Stage 1 to Stage 3	(938,507)	—	938,507	—
Transfers from Stage 2 to Stage 1	29,159,159	(29,159,159)	—	—
Transfers from Stage 2 to Stage 3	—	(1,637,655)	1,637,655	—
Transfers from Stage 3 to Stage 2	—	270,275	(270,275)	—
Transfers from Stage 3 to Stage 1	89,700	—	(89,700)	—
Financial assets derecognized during the period other than write-offs	(407,988,731)	(69,267,883)	(13,425,728)	(490,682,342)
New financial assets originated or purchased	2,053,412,344	38,868,969	22,932,530	2,115,213,843
Financial instruments written off	—	—	(17,282,520)	(17,282,520)
Foreign exchange and other movements	84,203,105	3,607,630	20,000,052	107,810,787
Inflation Effect	(653,609,499)	(127,250,477)	(18,968,653)	(799,828,629)
Gross carrying amount as of December 31, 2024	2,309,132,208	54,561,024	30,547,916	2,394,241,148

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	8,832,948,834	168,840,718	2,982,913	9,004,772,465
Financial instruments arising from business combinations (*)	1,138,872,612	—	16,887,006	1,155,759,618
Transfers:
Transfers from Stage 1 to Stage 2	(1)	1	—	—
Transfers from Stage 1 to Stage 3	(31)	—	31	—
Transfers from Stage 2 to Stage 1	6,196,842	(6,196,842)	—	—
Transfers from Stage 2 to Stage 3	—	(8,244,035)	8,244,035	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(5,471,912,996)	(61,192,037)	(1,745,877)	(5,534,850,910)
New financial assets originated or purchased	10,971,156,450	1,477,762	6,608,639	10,979,242,851
Financial instruments written off	—	—	(892,339)	(892,339)
Foreign exchange and other movements	(2,247,296,351)	386,444	(2,248,140)	(2,249,158,047)
Inflation Effect	(4,776,739,385)	(91,306,779)	(1,613,119)	(4,869,659,283)
Gross carrying amount as of December 31, 2024	8,453,225,974	3,765,232	28,223,149	8,485,214,355
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,971,272,353	52,007,854	39,864,792	2,063,144,999
Transfers:
Transfers from Stage 1 to Stage 2	(12,770,835)	12,770,835	—	—
Transfers from Stage 1 to Stage 3	(38,305,040)	—	38,305,040	—
Transfers from Stage 2 to Stage 1	14,759,121	(14,759,121)	—	—
Transfers from Stage 2 to Stage 3	—	(2,481,735)	2,481,735	—
Transfers from Stage 3 to Stage 2	—	5,660	(5,660)	—
Transfers from Stage 3 to Stage 1	192,046	—	(192,046)	—
Financial assets derecognized during the period other than write-offs	(80,920,208)	(11,383,036)	(19,396,365)	(111,699,609)
New financial assets originated or purchased	2,307,609,490	389,160,324	88,178,138	2,784,947,952
Financial instruments written off	(20,942,123)	(844,684)	(528,543)	(22,315,350)
Inflation Effect	(951,664,046)	(23,951,020)	(17,830,495)	(993,445,561)
Gross carrying amount as of December 31, 2024	3,189,230,758	400,525,077	130,876,596	3,720,632,431

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,339,947,657	403,340,415	144,148,141	2,887,436,213
Transfers:
Transfers from Stage 1 to Stage 2	(82,107,527)	82,107,527	—	—
Transfers from Stage 1 to Stage 3	(17,532,738)	—	17,532,738	—
Transfers from Stage 2 to Stage 1	35,059,750	(35,059,750)	—	—
Transfers from Stage 2 to Stage 3	—	(10,196,605)	10,196,605	—
Transfers from Stage 3 to Stage 2	—	2,635,996	(2,635,996)	—
Transfers from Stage 3 to Stage 1	2,689,387	—	(2,689,387)	—
Financial assets derecognized during the period other than write-offs	(210,204,266)	(44,407,609)	(28,912,157)	(283,524,032)
New financial assets originated or purchased	622,403,211	254,822,742	70,122,081	947,348,034
Foreign exchange and other movements	581,740,313	117,603,201	4,615,130	703,958,644
Inflation Effect	(1,582,290,804)	(273,818,735)	(97,858,931)	(1,953,968,470)
Gross carrying amount as of December 31, 2023	1,689,704,983	497,027,182	114,518,224	2,301,250,389

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	1,956,306,607	107,506,020	29,819,534	2,093,632,161
Transfers:
Transfers from Stage 1 to Stage 2	(48,269,113)	48,269,113	—	—
Transfers from Stage 1 to Stage 3	(2,824,566)	—	2,824,566	—
Transfers from Stage 2 to Stage 1	12,070,599	(12,070,599)	—	—
Transfers from Stage 2 to Stage 3	—	(1,207,086)	1,207,086	—
Transfers from Stage 3 to Stage 2	—	102,830	(102,830)	—
Transfers from Stage 3 to Stage 1	143,617	—	(143,617)	—
Financial assets derecognized during the period other than write-offs	(405,893,292)	(14,868,985)	(7,046,012)	(427,808,289)
New financial assets originated or purchased	943,590,233	159,860,035	23,661,734	1,127,112,002
Foreign exchange and other movements	83,060,757	19,233,755	5,099,397	107,393,909
Inflation Effect	(1,328,092,545)	(72,983,419)	(20,243,810)	(1,421,319,774)
Gross carrying amount as of December 31, 2023	1,210,092,297	233,841,664	35,076,048	1,479,010,009

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	6,130,242,819	40,513,105	2,759,002	6,173,514,926
Transfers:
Transfers from Stage 1 to Stage 2	(19,324,455)	19,324,455	—	—
Transfers from Stage 1 to Stage 3	(827,236)	—	827,236	—
Transfers from Stage 2 to Stage 1	26,739	(26,739)	—	—
Transfers from Stage 2 to Stage 3	—	—	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(1,380,151,469)	(7,676,634)	(32,781,148)	(1,420,609,251)
New financial assets originated or purchased	8,564,249,142	112,584,971	2,963,199	8,679,797,312
Foreign exchange and other movements	(299,582,764)	31,624,995	31,087,648	(236,870,121)
Inflation Effect	(4,161,683,942)	(27,503,435)	(1,873,024)	(4,191,060,401)
Gross carrying amount as of December 31, 2023	8,832,948,834	168,840,718	2,982,913	9,004,772,465

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2022	2,184,988,983	83,447,355	62,123,619	2,330,559,957
Transfers:
Transfers from Stage 1 to Stage 2	(15,517,320)	15,517,320	—	—
Transfers from Stage 1 to Stage 3	(17,003,866)	—	17,003,866	—
Transfers from Stage 2 to Stage 1	11,349,797	(11,349,797)	—	—
Transfers from Stage 2 to Stage 3	—	(3,567,519)	3,567,519	—
Transfers from Stage 3 to Stage 2	—	207,794	(207,794)	—
Transfers from Stage 3 to Stage 1	1,288,873	—	(1,288,873)	—
Financial assets derecognized during the period other than write-offs	(9,366,170)	(9,025,568)	(17,306,843)	(35,698,581)
New financial assets originated or purchased	1,298,871,922	33,428,801	18,147,626	1,350,448,349
Inflation Effect	(1,483,339,866)	(56,650,532)	(42,174,328)	(1,582,164,726)
Gross carrying amount as of December 31, 2023	1,971,272,353	52,007,854	39,864,792	2,063,144,999
Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.
Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering and Terrorist Financing Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.